Share based compensation (Details 4) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share based compensation [Line Items]
Total share based compensation	CAD 5,119	CAD 3,281
Capitalized (note 8)	(3,245)	(2,326)
Net share based compensation expense	5,119	3,281
Stock Options [Member]
Disclosure of Share based compensation [Line Items]
Total share based compensation	355	784
Performance Awards [Member]
Disclosure of Share based compensation [Line Items]
Total share based compensation	CAD 8,009	CAD 4,823